Share Capital (Details) - Schedule of Loss Per Share - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Loss Per Share [Abstract]
Net loss Attributable to equity holders of the Company	$ (8,095,449)	$ (6,420,885)
Basic loss per share, Loss/Income	$ (8,095,449)	$ (6,420,885)
Basic loss per share, Shares	156,991,661	155,626,128
Basic loss per share, Per-Share	$ (0.05)	$ (0.04)
Effect of dilutive securities:
Stock options and RSUs, Shares
Diluted loss per share, Loss/Income	$ (8,095,449)	$ (6,420,885)
Diluted loss per share, Shares	156,991,661	155,626,128
Diluted loss per share, Per-Share	$ (0.05)	$ (0.04)